Balances and Transactions with Related Parties (Details) - Schedule of transactions with related parties ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Key management personnel [member]
Balances and Transactions with Related Parties (Details) - Schedule of transactions with related parties [Line Items]
Research and development expenses	₪ 1,328	$ 413	₪ 1,326	₪ 2,107
General and administrative expenses	2,280	709	2,560	2,254
Total	3,609	1,122	3,886	4,361
Related parties [member]
Balances and Transactions with Related Parties (Details) - Schedule of transactions with related parties [Line Items]
Research and development expenses				913
General and administrative expenses	(177)	(55)	1,304	3,517
Total	₪ (177)	$ (55)	₪ 1,304	₪ 4,430